Long-term debt, current and non-current, details 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 40,242
Long-term Debt, Maturities, Repayments of Principal in Year Two	133,766
Long-term Debt, Maturities, Repayments of Principal in Year Three	156,485
Long-term Debt, Maturities, Repayments of Principal in Year Four	64,897
Long-term Debt, Maturities, Repayments of Principal in Year Five	3,816
Long-term Debt, Maturities, Repayments of Principal after Year Five	23,850
Total debt outstanding	$ 423,056	$ 478,298